CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 11, 2016
Property, plant and equipment
Balance, beginning of period	$ 4,917.6
Impairment, net of reversals	(21.5)	$ (68.3)
Capitalized interest	25.1	15.2
Balance, end of period	4,887.2	4,917.6
Amount included above as at December 31, 2016:
Assets under construction	650.6	492.9
Assets not being depreciated	$ 1,081.6	$ 952.5
Capitalized interest, weighted average borrowing rate	5.54%	4.90%
Round Mountain Gold Corporation/KG Mining (Round Mountain) Inc.
Amount included above as at December 31, 2016:
Ownership interest (as a percentage)			50.00%
Cost
Property, plant and equipment
Balance, beginning of period	$ 15,925.8	$ 15,147.9
Additions	925.4	653.3
Acquisitions		817.5
Book value of Round Mountain prior to remeasurement on acquisition		(654.1)
Capitalized interest	25.1	15.2
Disposals	(177.7)	(58.5)
Other	3.1	4.5
Balance, end of period	16,701.7	15,925.8
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(11,008.2)	(10,554.2)
Depreciation, depletion and amortization	(900.8)	(927.5)
Impairment, net of reversals	(21.5)	(68.3)
Book value of Round Mountain prior to remeasurement on acquisition		493.0
Disposals	118.0	50.4
Other	(2.0)	(1.6)
Balance, end of period	(11,814.5)	(11,008.2)
Land, plant and equipment
Property, plant and equipment
Balance, beginning of period	2,714.9
Balance, end of period	3,066.3	2,714.9
Amount included above as at December 31, 2016:
Assets under construction	534.2	373.5
Assets not being depreciated	723.3	545.3
Land, plant and equipment | Cost
Property, plant and equipment
Balance, beginning of period	7,791.3	7,332.2
Additions	626.9	445.6
Acquisitions		417.4
Book value of Round Mountain prior to remeasurement on acquisition		(359.4)
Capitalized interest	13.8	10.4
Disposals	(44.5)	(57.8)
Other	(12.8)	2.9
Balance, end of period	8,374.7	7,791.3
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(5,076.4)	(4,835.1)
Depreciation, depletion and amortization	(529.3)	(528.1)
Impairment, net of reversals	260.9	(68.3)
Book value of Round Mountain prior to remeasurement on acquisition		305.4
Disposals	38.8	50.4
Other	(2.4)	(0.7)
Balance, end of period	(5,308.4)	(5,076.4)
Development and operating properties
Property, plant and equipment
Balance, beginning of period	2,117.8
Balance, end of period	1,805.4	2,117.8
Amount included above as at December 31, 2016:
Assets under construction	116.4	119.4
Assets not being depreciated	342.8	322.3
Development and operating properties | Cost
Property, plant and equipment
Balance, beginning of period	7,970.2	7,651.4
Additions	298.5	207.7
Acquisitions		400.1
Book value of Round Mountain prior to remeasurement on acquisition		(294.7)
Capitalized interest	11.3	4.8
Disposals		(0.7)
Other	31.5	1.6
Balance, end of period	8,311.5	7,970.2
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(5,852.4)	(5,639.7)
Depreciation, depletion and amortization	(371.5)	(399.4)
Impairment, net of reversals	(282.4)
Book value of Round Mountain prior to remeasurement on acquisition		187.6
Other	0.2	(0.9)
Balance, end of period	(6,506.1)	(5,852.4)
Pre-development properties
Property, plant and equipment
Balance, beginning of period	84.9
Balance, end of period	15.5	84.9
Amount included above as at December 31, 2016:
Assets not being depreciated	15.5	84.9
Pre-development properties | Cost
Property, plant and equipment
Balance, beginning of period	164.3	164.3
Disposals	(133.2)
Other	(15.6)
Balance, end of period	15.5	164.3
Pre-development properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(79.4)	(79.4)
Disposals	79.2
Other	0.2
Balance, end of period		(79.4)
Exploration and evaluation assets
Property, plant and equipment
Balance, beginning of period	216.8
Acquisitions	0.0	0.0
Transferred to capitalized development	0.2	0.0
Disposals	54.1	0.0
Balance, end of period	164.4	216.8
Amount included above as at December 31, 2016:
Exploration and evaluation expenses, capitalised	1.9	1.2
Exploration and evaluation expenses	$ 6.7	$ 6.8